Reconciliation of borrowing activities in the statement of cash flow (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Fair value of financial transactions of non-controlling subsidiaries		R$ 609,827
Additional dividends approved in the board meeting		(1,350,000)
Additional dividends of subsidiary			R$ (2,450)
Borrowings current	[1]	1,254,550
Debentures current	[1]	127,801
Borrowings and debentures current	[1]	1,382,351
financing current	[1]	868,635
Lease current	[1]	1,039,706
Dividends current	[1]	11,007
Borrowings non current		31,310,710
Debentures non current		3,023,674
Borrowings and debentures non current		34,334,384
financing non current		10,501,683
Non-controlling shareholders non current		2,498,093
Lease non current		3,200,824
Borrowings total		32,565,260
Debentures total		3,151,475
Borrowings and debentures total		35,716,735
Financing total		11,370,318
Shareholders total		2,498,093
Lease total		4,240,530
Dividends total		11,007
Borrowing [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		34,897,260
Proceeds from debt classified as financing activities		3,479,224
Payments		(3,753,427)
Cash used in financing activities		(274,203)
Interest paid		(1,880,611)
Interest and monetary and exchange variations, net		1,524,983
Additions through acquisition of ER Plastic		99,702
Currency translation adjustments		(1,801,871)
Total other changes		(2,057,797)
Ending balance		32,565,260
Debentures member
IfrsStatementLineItems [Line Items]
Beginning balance		196,918
Proceeds from debt classified as financing activities		2,938,984
Payments		(102,235)
Cash used in financing activities		2,836,749
Interest paid		(34,548)
Interest and monetary and exchange variations, net		152,356
Total other changes		117,808
Ending balance		3,151,475
Borrowings And Debentures [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		35,094,178
Proceeds from debt classified as financing activities		6,418,208
Payments		(3,855,662)
Cash used in financing activities		2,562,546
Interest paid		(1,915,159)
Interest and monetary and exchange variations, net		1,677,339
Additions through acquisition of ER Plastic		99,702
Currency translation adjustments		(1,801,871)
Total other changes		(1,939,989)
Ending balance		35,716,735
Braskem Idesa Financing [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		12,311,535
Payments		(45,311)
Cash used in financing activities		(45,311)
Interest paid		(752,489)
Interest and monetary and exchange variations, net		170,180
Currency translation adjustments		(313,597)
Total other changes		(895,906)
Ending balance		11,370,318
Shareholders Of Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		3,646,538
Payments		(34,122)
Cash used in financing activities		(34,122)
Interest paid		(16,212)
Interest and monetary and exchange variations, net		(47,784)
Currency translation adjustments		(84,720)
Fair value of financial transactions of non-controlling subsidiaries		(889,967)
Total other changes		(1,114,323)
Ending balance		2,498,093
Lease [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		3,156,414
Payments		(928,890)
Cash used in financing activities		(928,890)
Interest paid		(221,019)
Interest and monetary and exchange variations, net		83,871
New contracts		2,232,043
Disposal		(12,568)
Additions through acquisition of ER Plastic		4,264
Currency translation adjustments		(73,585)
Total other changes		2,013,006
Ending balance		4,240,530
Dividends [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		10,538
Payments		(1,350,293)
Cash used in financing activities		(1,350,293)
Additional dividends approved in the board meeting		1,350,000
Additional dividends of subsidiary		1,236
Other		(474)
Total other changes		1,350,762
Ending balance		11,007
Loan to non controlling shareholders of braskem idesa member
IfrsStatementLineItems [Line Items]
Initial adoption of lease		R$ (75,640)

[1]	Amount classified in "Other payables" under current liabilities.